RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2020
Related Party [Abstract]
RELATED PARTY TRANSACTIONS
22. RELATED PARTY TRANSACTIONS
There were no material related party transactions for the years ended December 31, 2020 and 2019 other than the items disclosed below.
Key management personnel
Key management personnel are defined as members of the Board of Directors and certain senior officers of the Company. Compensation of key management personnel is as follows:

	For the Years Ended December 31,
	2020	2019
Salaries, wages, and other benefits	4,282	5,469
Bonuses	1,895	1,947
Share-based compensation	2,313	2,547
	8,490	9,963